Prepayments and Other Current Assets, net (Details) $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayments and Other Current Assets, net
Prepayment for royalties, revenue sharing cost	¥ 2,522,296,000		¥ 1,729,241,000
Interest receivable	1,934,920,000		2,271,944,000
Prepayments of content and marketing cost and other operational expenses	485,587,000		638,697,000
Prepayment for deductible value added tax and refundable subsidy	603,670,000		581,228,000
Bridge loans in connection with ongoing investments	13,196,000		27,369,000
Deposits	91,576,000		81,712,000
Employee advances	51,652,000		57,949,000
Advance to suppliers	40,852,000		43,820,000
Receivable within one year related to disposal of investments	529,051,000		512,367,000
Others	144,068,000		132,268,000
Prepayments and other current assets	6,416,868,000	$ 879,107	6,076,595,000
Staff housing loans outstanding repayable within 12 months	12,100,000		18,200,000
Advances made directly or indirectly to the executive officers for their personal benefit	¥ 0		¥ 0